BASIS OF PRESENTATION (Details)	3 Months Ended
Mar. 31, 2024
Vicinity Motor Corp. [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor Corp.
Registered	British Columbia
Holding percentage	Parent Company
Functional currency	United States Dollar
Vicinity Motor Bus Corp [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor (Bus) Corp.
Registered	British Columbia
Holding percentage	100%
Functional currency	Canadian Dollar
Vicinity Motor Bus U S A Corp [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor (Bus) USA Corp.
Registered	United States
Holding percentage	100%
Functional currency	United States Dollar